Long-Term Debt (Narrative) (Details) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 28, 2020	Sep. 23, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt [Line Items]
Repayments of long-term debt				$ 1,164,000,000	$ 1,094,000,000	$ 825,000,000
Percentage of fair value of cost of property additions certified to the Deed of Trust collateral agent				85.00%
Available bond credits				$ 2,115,000,000
Future debt subject to property additions to the Deed of Trust				3,328,000,000
Estimated fair value of our long-term debt including current maturities				$ 11,638,000,000	10,003,000,000
London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate				1.25%
0.55% Senior Notes due October 1, 2025 [Member]
Long-Term Debt [Line Items]
Proceeds from sale of Notes	$ 443,000,000
Redemption percentage	100.00%
2030 And 2050 Notes [Member]
Long-Term Debt [Line Items]
Proceeds from sale of Notes			$ 790,000,000
Term Loan Agreement Maturing June 1, 2021 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				$ 450,000,000
Term Loan Agreement Maturing June 1, 2021 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate				0.50%
March 2020 Term Loan Agreement [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				$ 350,000,000
Term loan				$ 110,000,000
March 2020 Term Loan Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate				0.95%
7.25% Senior Notes, Series B, due December 30, 2029 [Member]
Long-Term Debt [Line Items]
Debt exchange, amount		$ 35,000,000
6.47% Senior Notes, Series A, due September 30, 2030 [Member]
Long-Term Debt [Line Items]
Debt exchange, amount		80,000,000
7.00% Fixed Senior Notes Due May 1, 2032 [Member]
Long-Term Debt [Line Items]
Debt exchange, amount		6,000,000
7.25% Fixed Senior Notes Due January 15, 2033 [Member]
Long-Term Debt [Line Items]
Debt exchange, amount		27,000,000
Debt Exchange And 2052 Notes Issuance [Member]
Long-Term Debt [Line Items]
Proceeds from sale of Notes		$ 0
Redemption percentage				100.00%
Increase in basis points per annum				0.50%
Secured Debt [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				$ 9,327,000,000	8,221,000,000
Secured Debt [Member] | 0.55% Senior Notes due October 1, 2025 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				450,000,000
Secured Debt [Member] | 2.75% Senior Notes due May 15, 2030 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				400,000,000
Secured Debt [Member] | 3.70% Senior Notes Due May 15, 2050 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				400,000,000
Secured Debt [Member] | 5.75% Fixed Senior Notes Due September 30, 2020 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount					126,000,000
Secured Debt [Member] | 7.25% Senior Notes, Series B, due December 30, 2029 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount					36,000,000
Secured Debt [Member] | 6.47% Senior Notes, Series A, due September 30, 2030 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount					83,000,000
Secured Debt [Member] | 7.00% Fixed Senior Notes Due May 1, 2032 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				494,000,000	500,000,000
Secured Debt [Member] | 7.25% Fixed Senior Notes Due January 15, 2033 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				323,000,000	350,000,000
Secured Debt [Member] | 5.30% Fixed Senior Notes Due June 1, 2042 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				348,000,000	500,000,000
Secured Debt [Member] | 5.35% Senior Notes due October 1, 2052 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				$ 300,000,000
Unsecured Debt [Member] | Term Loan Credit Agreement Maturing December 9, 2019 [Member]
Long-Term Debt [Line Items]
Term loan					$ 460,000,000